Financial Instruments - Summary of Categories of Financial Assets and Liabilities Measured at Fair Value (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	₨ 295,617	$ 3,898	₨ 225,245
At fair value [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	73,142	964	64,108
At fair value [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	107,112	1,412	104,195
Financial liabilities	15,700	207	10,617
At fair value [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	402	5	607
Financial liabilities	2,397	32	2,633
At fair value [member] | Investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	72,072	950	63,183
At fair value [member] | Investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	99,326	1,309	101,861
At fair value [member] | Investments [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	295	4	500
At fair value [member] | Derivatives used for hedging [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Derivatives designated as hedging instruments - Derivatives financial assets	2,479	33	572
Financial assets	101	1	129
Derivatives designated as hedging instruments - Derivatives financial liabilities	4,011	53	2,618
Financial liabilities	1,354	18	933
At fair value [member] | Financial assets available-for-sale, category [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	1,070	14	925
At fair value [member] | Financial assets available-for-sale, category [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial asset investments held at fair value	107	1	107
At fair value [member] | Trade and other payable [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,397	32	2,633
At fair value [member] | Trade Payables [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,335	136	7,066
At fair value [member] | Trade and Other Receivable [Member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₨ 5,206	$ 69	₨ 1,633